Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Parenthetical) (Detail) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Prepaid Expense and Other Assets, Current [Abstract]
Right to recover inventories	¥ 30,326	$ 4,337	[1]

[1]	For contracts with certain customers where collectability is not probable to support the establishment of contract at contract inception, and no revenue was recognized, the Group recorded the right to recover the transferred inventories as stipulated in the contracts or by relevant laws. As of December 31, 2024 and 2025, right to recover inventories were nil and RMB30,326 (US$4,337), respectively.